Transactions with Related Parties - Amounts Due to Affiliates (Table) (Details) (Navios Holdings, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Navios Holdings
Amounts due to affiliate companies
Amounts due to affiliate companies	$ 1,783	$ 544